ROU Assets and Operating Lease Liabilities	12 Months Ended
Sep. 30, 2025
Rou Assets And Operating Lease Liabilities
ROU Assets and Operating Lease Liabilities

5. ROU Assets and Operating Lease Liabilities

The Company has operating leases for office. During the year ended September 30, 2024, the Company recognized right-of-use assets of $113,203, and lease liabilities of $113,203 in accordance with ASC 842, Leases    . The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Prime Rate minus 0.25% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments at the lease inception.

As of September 30, 2025 and 2024, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Hong Kong Science Park, Hong Kong	3 years from June 17, 2021 to June 16, 2024
Office at Hong Kong Science Park, Hong Kong	3 years from June 16, 2024 to June 16, 2027

a)	Amounts recognized in the consolidated balance sheets:

	As of September 30,
	2025	2024
Right-of-use assets	$65,606	$101,187

Operating lease liabilities
Current	$38,592	$36,450
Non-current	27,014	65,703
	$65,606	$102,153

Weighted average remaining lease terms (in years)	1.71	2.71

b)	Information related to operating lease activities during the years ended September 30, 2025, 2024 and 2023 are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Amortization of ROU assets	$35,368	$37,087	$38,114
Accretion of interest on operating lease liabilities	4,813	2,459	2,231
Total operating lease expenses	$40,181	$39,546	$40,345

c)	The following table summarizes the remaining contractual maturities of lease liabilities, categorized by the years in which such lease liabilities are required to be settled, under operating leases as of September 30, 2025:

During the year ended September 30,
2026	$41,216
2027	27,478
Total future lease payments	$68,694
Less: imputed interest	(3,088)
Present value of lease obligations	$65,606

The weighted-average discount rates used to determine the operating lease liabilities as of September 30, 2025 and 2024 were 5.88%.

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$41,143	$41,049	$40,953

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024